Commitments (Tables)	12 Months Ended
Mar. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Operating Lease Payments	The following table summarizes the operating lease payments expected to be paid in each of the following fiscal years:

2017	$14,767
2018	10,781
2019	7,374
2020	5,043
2021	3,839
Thereafter	2,663
Total	$44,467